Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Current Assets

As of December 31, 2024 and 2023, prepaid expenses and current assets consisted of the following.

	2024	2023

Interest receivable (1)	$434,288	$171,657
Prepaid expenses (2)	-	24,770
Deposit (3)	1,010,000	-
Other receivables, net (4)	62,009	156,492
Total	$1,506,297	$352,919

(1)	Interest receivable primarily consists of interest from loans to third parties and from investments.

(2)	Prepaid expenses primarily consist of insurance premium, investor relations and lawyer’s fee.

(3)	On March 11, 2024, the Company and Jia Yuanbin, sole shareholder of Viva Champion Limited (“Viva”), executed a letter of intent for a possible acquisition of the 100% equity interest in Viva that is held by Jia Yuanbin (the “LOI”). In accordance with the LOI, the Company paid a refundable deposit of $1,010,000 on April 15, 2024 to HK Jrui Trade Co Limited (“HK Jrui”) as requested by Jia Yuanbin. In March 2025, both parties agreed to terminate the LOI and the Company received a full refund of the deposit.

(4)	Other receivables primarily consist of reserve funds and social security.